CONDENSED STATEMENTS OF CASH FLOWS (PARENT COMPANY) (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Cash Flows From Operating Activities:
Net income	$ 1,015.5	$ 1,068.3	$ 1,057.5
Adjustments to reconcile net income to net cash provided by operating activities:
Amortization of stock-based compensation	50.5	45.9	40.3
Net (gains) losses on extinguishment of debt	0.1	(6.4)	0
Changes in:
Accounts payable, accrued expenses, and other liabilities	35.5	210.2	(71.8)
Income taxes	28.4	48.1	29.7
Other, net	5.9	(10.0)	(28.2)
Net cash provided by operating activities	1,497.9	1,679.3	1,486.8
Cash Flows From Investing Activities:
Net cash provided by (used in) investing activities	(744.9)	(486.5)	(1,178.6)
Cash Flows From Financing Activities:
Proceeds from exercise of stock options	22.4	27.2	18.8
Tax benefit from exercise/vesting of stock-based compensation	6.4	14.0	9.7
Proceeds from debt issuance	491.9	0	0
Reacquisition of debt	(15.0)	(214.3)	0
Dividends paid to shareholders	(263.6)	(763.7)	0
Acquisition of treasury shares	(997.8)	(258.6)	(180.6)
Net cash used in financing activities	(755.7)	(1,195.4)	(152.1)
Increase (decrease) in cash	(3.2)	(1.8)	157.8
Cash, beginning of year	158.9	160.7	2.9
Cash, End of year	155.7	158.9	160.7
Parent Company
Cash Flows From Operating Activities:
Net income	1,015.5	1,068.3	1,057.5
Adjustments to reconcile net income to net cash provided by operating activities:
Undistributed income from subsidiaries	(225.7)	73.5	78.7
Amortization of stock-based compensation	2.1	2.4	1.8
Net (gains) losses on extinguishment of debt	0.1	(6.4)	0
Changes in:
Intercompany receivable	(58.5)	(54.1)	(22.0)
Accounts payable, accrued expenses, and other liabilities	4.5	7.3	12.5
Income taxes	(3.4)	(12.2)	31.1
Other, net	4.2	(1.9)	(5.6)
Net cash provided by operating activities	738.8	1,076.9	1,154.0
Cash Flows From Investing Activities:
Additional investments in equity securities of consolidated subsidiaries	(11.8)	(3.5)	(152.4)
Received from (paid to) investment subsidiary	23.6	122.0	(849.5)
Net cash provided by (used in) investing activities	11.8	118.5	(1,001.9)
Cash Flows From Financing Activities:
Proceeds from exercise of stock options	22.4	27.2	18.8
Tax benefit from exercise/vesting of stock-based compensation	6.4	14.0	9.7
Proceeds from debt issuance	497.0	0	0
Reacquisition of debt	(15.0)	(214.3)	0
Dividends paid to shareholders	(263.6)	(763.7)	0
Acquisition of treasury shares	(997.8)	(258.6)	(180.6)
Net cash used in financing activities	(750.6)	(1,195.4)	(152.1)
Increase (decrease) in cash	0	0	0
Cash, beginning of year	0	0	0
Cash, End of year	$ 0	$ 0	$ 0